Commitments and Contingent Liabilities (Details)		12 Months Ended
	May 14, 2021 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 22, 2020 SGD ($)
Commitments and Contingent Liabilities [Line Items]
Claim amount	$ 15,328	$ 179,724.07
Outstanding service fee unpaid amount		1,621,342.6
Provisions for employee benefits					$ 224,000
Commitments with banks (in Dollars)			$ 966,671	$ 946,099
C&W Services (S) Pte Ltd [Member]
Commitments and Contingent Liabilities [Line Items]
Claim amount		1,621,342.6
Eurokars [Member]
Commitments and Contingent Liabilities [Line Items]
Claim amount		$ 382,600